May 12, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re: Fidelity Covington Trust (the trust):

Fidelity Disruptive Automation ETF

Fidelity Disruptive Communications ETF

Fidelity Disruptive Finance ETF

Fidelity Disruptive Medicine ETF

Fidelity Disruptive Technology ETF

Fidelity Disruptors ETF

(the funds)

File No. 333- 269345

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Margaret Carey

Margaret Carey